Reverse Recapitalization - Schedule of the Number of Ordinary Shares Outstanding (Details)	12 Months Ended
Dec. 31, 2024 shares
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	163,106,615
Shares issuable upon the exercise of Warrants	5,382,292
Shares outstanding, diluted	168,488,907
Arisz Common Stock [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	94,658
Arisz Private Placement Shares [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	276,389
Arisz Common Stock Held By Insiderfounders Sponsor Initial Share And Transferees [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	1,260,652
Arisz Rights Held By Public Stockholders [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	345,000
Arisz Common Stocks Underlying Arisz Rights Included As Part Of The Private Placement [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	13,818
Class Ordinary Shares Issued To Chardan Capital Markets As Deferred Underwriting Compensation [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	51,750
Class Ordinary Shares Issued To Chardan Capital Markets As Ariszs Consultant [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	2,250,000
Class Ordinary Shares Issued To Aqua Pursuit International Limited As Bit Fu Fus Consultant [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	1,010,000
Class Ordinary Shares Issued To Investors [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	7,400,000
Ordinary Shares Issued To Shareholders Of Bit Fu Fu In Business Combination [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	150,000,000
Shares Issued Pursuant To The Backstop Agreement [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	200,000
Shares Transferred From Arisz Sponsor To Bit Fu Fu And Its Subsidiaries [Member]
Number of Ordinary Shares Outstanding [Line Items]
Ordinary shares issued	204,348